LAND USE RIGHTS, NET - Land use rights pledged (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
LAND USE RIGHTS, NET.
Land use rights	¥ 196,195	¥ 115,895